TAXATION - Effect of preferential tax treatments (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax holiday
Preferential tax treatments effect	¥ 826	¥ 183	¥ 359
ADS
Income tax holiday
Basic net income per ADS effect (in RMB per share)	¥ 1.27	¥ 0.28	¥ 0.57
Diluted net income per ADS effect (in RMB per share)	¥ 1.23	¥ 0.28	¥ 0.57